Financial result (Unaudited) (Details) - BRL (R$) R$ in Millions	3 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Financial income
Interest on short-term investments	R$ 11.0	R$ 7.0
Other	1.4	1.1
Total Financial income	12.4	8.1
Financial expenses
Interest on loans	(47.7)	(77.2)
Interest on factoring credit card and travel agencies receivables	(2.4)	(20.2)
Interest on other operations	(18.9)	(17.9)
Guarantee commission	(5.8)	(5.7)
Loan costs amortization	(5.7)	(8.6)
Other	(8.9)	(9.7)
Total financial expenses	(89.4)	(139.3)
Derivative financial instruments, net	13.5	(52.2)
Foreign exchange result, net	(0.2)	27.0
Net financial expenses	R$ (63.7)	R$ (156.4)